Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ALGER GLOBAL EQUITY FUND
Entity Central Index Key	0001219064
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000127111 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Global Equity Fund
Class Name	Class Z
Trading Symbol	AFGZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Global Equity Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Global Equity Fund (Class Z / AFGZX)	$106	0.99%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Global Focus Fund Class Z returned 13.93% for the fiscal twelve-month period ended October 31, 2025, compared to the 23.19% return of the MSCI ACWI. During the reporting period, the largest sector weightings were Information Technology and Industrials. The largest sector overweight was Industrials and the largest sector underweight was Financials.
Contributors to Performance
The Industrials and Health Care sectors were the largest contributors to relative performance. Regarding individual positions, NVIDIA Corp., Nebius Group N.V., Shopify, Inc., Broadcom Inc., and Amazon.com, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Financial and Information Technology sectors were the largest detractors from relative performance. Regarding individual positions, Agilysys, Inc., Alphabet Inc., Accenture Plc, PT Bank Central Asia Tbk, and Shift4 Payments, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence proliferation also supported market sentiment.
Structural Policy Reforms in Europe	Positive	Governments across Europe shifted from austerity to pro-growth policies following several elections. These policy initiatives included fiscal stimulus and streamlined regulations. These measures improved corporate profitability prospects and signaled a more capital-friendly environment for international equities generally.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty in the U.S.	Negative	U.S. economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class Z shares of the Fund. The graph assumes a $500,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Global Equity Fund Class Z	13.93%	9.09%	9.01%
MSCI ACWI	23.19%	15.14%	11.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 22,030,339
Holdings Count | Holding	38	[1]
Advisory Fees Paid, Amount	$ 171,113
Investment Company Portfolio Turnover	86.92%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$22,030,339
Total number of portfolio holdings[1]	38
Portfolio turnover rate	86.92%
Total advisory fees paid	$171,113
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Geographical Allocation †
Brazil	4.8%
Canada	6.2%
China	1.0%
Denmark	2.0%
Germany	5.5%
Italy	2.4%
Japan	11.1%
Netherlands	6.9%
Norway	2.0%
Switzerland	2.7%
Taiwan	3.1%
United Kingdom	4.8%
United States	45.7%
Short-Term Investments and Net Other Assets	1.8%
100.0%
†	Based on net assets

C000127110 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Global Equity Fund
Class Name	Class I
Trading Symbol	AFGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Global Equity Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Global Equity Fund (Class I / AFGIX)	$128	1.20%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Global Focus Fund Class I returned 13.70% for the fiscal twelve-month period ended October 31, 2025, compared to the 23.19% return of the MSCI ACWI. During the reporting period, the largest sector weightings were Information Technology and Industrials. The largest sector overweight was Industrials and the largest sector underweight was Financials.
Contributors to Performance
The Industrials and Health Care sectors were the largest contributors to relative performance. Regarding individual positions, NVIDIA Corp., Nebius Group N.V., Shopify, Inc., Broadcom Inc., and Amazon.com, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Financial and Information Technology sectors were the largest detractors from relative performance. Regarding individual positions, Agilysys, Inc., Alphabet Inc., Accenture Plc, PT Bank Central Asia Tbk, and Shift4 Payments, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence proliferation also supported market sentiment.
Structural Policy Reforms in Europe	Positive	Governments across Europe shifted from austerity to pro-growth policies following several elections. These policy initiatives included fiscal stimulus and streamlined regulations. These measures improved corporate profitability prospects and signaled a more capital-friendly environment for international equities generally.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty in the U.S.	Negative	U.S. economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class I shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Global Equity Fund Class I	13.70%	8.83%	8.80%
MSCI ACWI	23.19%	15.14%	11.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 22,030,339
Holdings Count | Holding	38	[2]
Advisory Fees Paid, Amount	$ 171,113
Investment Company Portfolio Turnover	86.92%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$22,030,339
Total number of portfolio holdings[1]	38
Portfolio turnover rate	86.92%
Total advisory fees paid	$171,113
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Geographical Allocation †
Brazil	4.8%
Canada	6.2%
China	1.0%
Denmark	2.0%
Germany	5.5%
Italy	2.4%
Japan	11.1%
Netherlands	6.9%
Norway	2.0%
Switzerland	2.7%
Taiwan	3.1%
United Kingdom	4.8%
United States	45.7%
Short-Term Investments and Net Other Assets	1.8%
100.0%
†	Based on net assets

C000060632 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Global Equity Fund
Class Name	Class C
Trading Symbol	CHUCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Global Equity Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Global Equity Fund (Class C / CHUCX)	$239	2.25%

Expenses Paid, Amount	$ 239
Expense Ratio, Percent	2.25%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Global Focus Fund Class C, excluding contingent deferred sales charges, returned 12.69% for the fiscal twelve-month period ended October 31, 2025, compared to the 23.19% return of the MSCI ACWI. During the reporting period, the largest sector weightings were Information Technology and Industrials. The largest sector overweight was Industrials and the largest sector underweight was Financials.
Contributors to Performance
The Industrials and Health Care sectors were the largest contributors to relative performance. Regarding individual positions, NVIDIA Corp., Nebius Group N.V., Shopify, Inc., Broadcom Inc., and Amazon.com, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Financial and Information Technology sectors were the largest detractors from relative performance. Regarding individual positions, Agilysys, Inc., Alphabet Inc., Accenture Plc, PT Bank Central Asia Tbk, and Shift4 Payments, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence proliferation also supported market sentiment.
Structural Policy Reforms in Europe	Positive	Governments across Europe shifted from austerity to pro-growth policies following several elections. These policy initiatives included fiscal stimulus and streamlined regulations. These measures improved corporate profitability prospects and signaled a more capital-friendly environment for international equities generally.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty in the U.S.	Negative	U.S. economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class C shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Global Equity Fund Class C	11.74%	7.76%	7.90%
Alger Global Equity Fund Class C—excluding contingent deferred sales charge	12.69%	7.76%	7.90%
MSCI ACWI	23.19%	15.14%	11.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 22,030,339
Holdings Count | Holding	38	[3]
Advisory Fees Paid, Amount	$ 171,113
Investment Company Portfolio Turnover	86.92%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$22,030,339
Total number of portfolio holdings[1]	38
Portfolio turnover rate	86.92%
Total advisory fees paid	$171,113
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Geographical Allocation †
Brazil	4.8%
Canada	6.2%
China	1.0%
Denmark	2.0%
Germany	5.5%
Italy	2.4%
Japan	11.1%
Netherlands	6.9%
Norway	2.0%
Switzerland	2.7%
Taiwan	3.1%
United Kingdom	4.8%
United States	45.7%
Short-Term Investments and Net Other Assets	1.8%
100.0%
†	Based on net assets

C000024981 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Global Equity Fund
Class Name	Class A
Trading Symbol	CHUSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Global Equity Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Global Equity Fund (Class A / CHUSX)	$128	1.20%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Global Focus Fund Class A, excluding sales load, returned 13.68% for the fiscal twelve-month period ended October 31, 2025, compared to the 23.19% return of the MSCI ACWI. During the reporting period, the largest sector weightings were Information Technology and Industrials. The largest sector overweight was Industrials and the largest sector underweight was Financials.
Contributors to Performance
The Industrials and Health Care sectors were the largest contributors to relative performance. Regarding individual positions, NVIDIA Corp., Nebius Group N.V., Shopify, Inc., Broadcom Inc., and Amazon.com, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Financial and Information Technology sectors were the largest detractors from relative performance. Regarding individual positions, Agilysys, Inc., Alphabet Inc., Accenture Plc, PT Bank Central Asia Tbk, and Shift4 Payments, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence proliferation also supported market sentiment.
Structural Policy Reforms in Europe	Positive	Governments across Europe shifted from austerity to pro-growth policies following several elections. These policy initiatives included fiscal stimulus and streamlined regulations. These measures improved corporate profitability prospects and signaled a more capital-friendly environment for international equities generally.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty in the U.S.	Negative	U.S. economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class A shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Global Equity Fund Class A	7.72%	7.49%	7.97%
Alger Global Equity Fund Class A—excluding sales load	13.68%	8.65%	8.55%
MSCI ACWI	23.19%	15.14%	11.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 22,030,339
Holdings Count | Holding	38	[4]
Advisory Fees Paid, Amount	$ 171,113
Investment Company Portfolio Turnover	86.92%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$22,030,339
Total number of portfolio holdings[1]	38
Portfolio turnover rate	86.92%
Total advisory fees paid	$171,113
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Geographical Allocation †
Brazil	4.8%
Canada	6.2%
China	1.0%
Denmark	2.0%
Germany	5.5%
Italy	2.4%
Japan	11.1%
Netherlands	6.9%
Norway	2.0%
Switzerland	2.7%
Taiwan	3.1%
United Kingdom	4.8%
United States	45.7%
Short-Term Investments and Net Other Assets	1.8%
100.0%
†	Based on net assets

[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[2]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[3]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[4]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.